Long-term debt and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term debt (Table)

Facility	2024	2023
Loans	1,605,654	1,411,779
Less: Deferred finance costs, net	(8,495)	(8,046)
Total long-term debt	1,597,159	1,403,733
Less: Current portion of debt	(245,475)	(185,516)
Add: Deferred finance costs, current portion	2,739	2,532
Long-term debt, net of current portion and deferred finance costs	1,354,423	1,220,749

Long-term Debt - Weighted-Average Interest Rates (Table)
Year ended December 31, 2024	6.87%
Year ended December 31, 2023	6.68%
Year ended December 31, 2022	3.91%

Long-term Debt - Schedule of Debt (Table)

Loan	Origination Date	Original Amount	Balance at January 1, 2024	New Loans	Prepaid	Repaid	Balance at December 31,2024
12-year term loan	2016	309,824	69,053	—	—	10,069	58,984
7 1/2-year term loan	2017	85,000	51,000	—	—	5,666	45,334
8-year term loan	2018	82,752	65,514	—	—	4,596	60,918
5-year term loan	2019	38,250	6,928	—	—	2,310	4,618
7-year term loan	2019	56,352	47,898	—	—	2,818	45,080
10-year term loan	2019	54,387	45,158	—	—	3,011	42,147
7-year term loan	2019	72,000	52,800	—	—	4,800	48,000
5-year term loan	2019	71,036	26,400	—	—	2,400	24,000
5-year term loan	2019	35,000	22,272	—	20,682	1,590	—
5-year term loan	2020	16,800	6,825	—	—	2,730	4,095
5-year term loan	2020	70,000	33,654	—	—	11,217	22,437
6-year term loan	2020	37,500	29,169	—	—	2,652	26,517
5-year term loan	2020	47,000	11,803	—	—	5,901	5,902
5-year term loan	2021	44,500	20,227	—	—	8,091	12,136
5-year term loan	2021	26,000	22,000	—	—	2,000	20,000
4-year term loan	2021	38,000	19,312	—	—	3,662	15,650
7-year term loan	2021	74,500	70,327	—	—	4,173	66,154
5-year term loan	2022	62,000	53,750	—	—	5,500	48,250
6-year term loan	2022	67,500	54,000	—	—	9,000	45,000
5-year term loan	2022	25,200	20,685	—	—	3,010	17,675
8-year term loan	2022	118,400	118,400	—	—	6,600	111,800
5-year term loan	2022	42,000	36,558	—	—	5,442	31,116
6-year term loan	2022	67,500	58,500	—	—	9,000	49,500
5-year term loan	2022	189,000	177,188	—	—	11,812	165,376
5-year term loan	2023	85,000	65,727	—	28,147	9,980	27,600
5-year term loan	2023	72,150	69,144	—	—	6,013	63,131
5-year term loan	2023	70,000	67,150	—	—	5,700	61,450
5-year term loan	2023	49,000	45,937	—	—	6,125	39,812
8-year term loan	2023	118,400	44,400	74,000	—	3,289	115,111
7-year term loan	2023	100,000	—	25,864	—	—	25,864
5-year term loan	2024	245,000	—	245,000	—	8,771	236,229
7-year term loan	2024	103,456	—	25,864	—	—	25,864
7-year term loan	2024	111,776	—	14,904	—	—	14,904
5-year term loan	2024	25,000	—	25,000	—	—	25,000
Total			1,411,779	410,632	48,829	167,928	1,605,654

Long-term Debt - Principal Payments (Table)
Year	Amount
2025	$245,475
2026	253,836
2027	383,373
2028	235,675
2029	247,878
2030 and thereafter	239,417
Total	$1,605,654

Long - Term Debt and other financial liabilities - Other financial liabilities, net (Table)

	December 31, 2024	December 31, 2023
Other financial liabilities	$151,584	$160,912
Less: Deferred finance costs, net	(1,649)	(1,988)
Total other financial liabilities, net	149,935	158,924
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	312	338
Other financial liabilities, net of current portion and deferred finance costs	$140,919	$149,934

Long -Term Debt and other financial liabilities - Schedule of annual lease liability (Table)

Year	Amount
2025	$9,328
2026	9,328
2027	9,328
2028	9,328
2029	9,328
2030 and thereafter	104,944
Total	$151,584